TREASURY STOCK	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
TREASURY STOCK

11. TREASURY STOCK

On March 11, 2025, the Company’s board of directors adopted a share repurchase program, pursuant to which the Company is authorized to repurchase up to an aggregate of US$30.0 million worth of the Company’s outstanding shares (including in the form of American depositary shares) during the twelve-month period ended on March 31, 2026. For the year ended December 31, 2025, the Company purchased 7,014,975 Class A Ordinary Shares in the open market at an aggregate cost of RMB54,790.